INTANGIBLE ASSETS, NET - Amortization expenses (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
INTANGIBLE ASSETS, NET
2026	¥ 178,864
2027	166,329
2028	156,551
2029	137,358
2030	92,230
Annual estimated amortization expenses for intangible assets	¥ 731,332